UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22995

TrimTabs ETF Trust

(Exact name of registrant as specified in charter)

3 Harbor Drive

Suite 112

Sausalito, CA 94965

(Address of principal executive offices) (Zip code)

Stellar Corporation Services LLC

3500 South Dupont Highway

Dover, County of Kent, Delware 19901

(Name and address of agent for service)

Registrant's telephone number, including area code: (415) 887-9225

Date of fiscal year end: September 30

Date of reporting period: July 1, 2014 – June 30, 2015

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

TrimTabs Intl Free-Cash-Flow ETF Fund

PROXY VOTING RECORD

FOR PERIOD JULY 1, 2014 TO JUNE 30, 2015

TrimTabs International Free-Cash-Flow ETF

Issuer of Portfolio Security	Exchange Ticker Symbol	CUSIP #	Shareholder Meeting Date	Summary of Matter Voted On	Who Proposed Matter: Issuer / Shareholder	Whether Fund Cast Vote on Matter	Fund's Vote For or Against Proposal, or Abstain; For or Withhold Regarding Election of Directors	Whether Vote Was For or Against Management
WPP PLC, ST HELIER	WPP.L	G9787N102	6/9/2015	TO RECEIVE AND APPROVE THE AUDITED ACCOUNTS	Issuer	No		For
WPP PLC, ST HELIER	WPP.L	G9787N102	6/9/2015	TO DECLARE A FINAL DIVIDEND	Issuer	No		For
WPP PLC, ST HELIER	WPP.L	G9787N102	6/9/2015	TO APPROVE THE IMPLEMENTATION REPORT OF THE COMPENSATION COMMITTEE	Issuer	No		For
WPP PLC, ST HELIER	WPP.L	G9787N102	6/9/2015	TO APPROVE THE SUSTAINABILITY REPORT OF THE DIRECTORS	Issuer	No		For
WPP PLC, ST HELIER	WPP.L	G9787N102	6/9/2015	TO ELECT ROBERTO QUARTA AS A DIRECTOR	Issuer	No		For
WPP PLC, ST HELIER	WPP.L	G9787N102	6/9/2015	TO RE-ELECT ROGER AGNELLI AS A DIRECTOR	Issuer	No		For
WPP PLC, ST HELIER	WPP.L	G9787N102	6/9/2015	TO RE-ELECT DR JACQUES AIGRAIN AS A DIRECTOR	Issuer	No		For
WPP PLC, ST HELIER	WPP.L	G9787N102	6/9/2015	TO RE-ELECT RUIGANG LI AS A DIRECTOR	Issuer	No		For
WPP PLC, ST HELIER	WPP.L	G9787N102	6/9/2015	TO RE-ELECT PAUL RICHARDSON AS A DIRECTOR	Issuer	No		For
WPP PLC, ST HELIER	WPP.L	G9787N102	6/9/2015	TO RE-ELECT HUGO SHONG AS A DIRECTOR	Issuer	No		For
WPP PLC, ST HELIER	WPP.L	G9787N102	6/9/2015	TO RE-ELECT TIMOTHY SHRIVER AS A DIRECTOR	Issuer	No		For
WPP PLC, ST HELIER	WPP.L	G9787N102	6/9/2015	TO RE-ELECT SIR MARTIN SORRELL AS A DIRECTOR	Issuer	No		For
WPP PLC, ST HELIER	WPP.L	G9787N102	6/9/2015	TO RE-ELECT SALLY SUSMAN AS A DIRECTOR	Issuer	No		For
WPP PLC, ST HELIER	WPP.L	G9787N102	6/9/2015	TO RE-ELECT SOLOMON TRUJILLO AS A DIRECTOR	Issuer	No		For
WPP PLC, ST HELIER	WPP.L	G9787N102	6/9/2015	TO RE-ELECT SIR JOHN HOOD AS A DIRECTOR	Issuer	No		For
WPP PLC, ST HELIER	WPP.L	G9787N102	6/9/2015	TO RE-ELECT CHARLENE BEGLEY AS A DIRECTOR	Issuer	No		For
WPP PLC, ST HELIER	WPP.L	G9787N102	6/9/2015	TO RE-ELECT NICOLE SELIGMAN AS A DIRECTOR	Issuer	No		For
WPP PLC, ST HELIER	WPP.L	G9787N102	6/9/2015	TO RE-ELECT DANIELA RICCARDI AS A DIRECTOR	Issuer	No		For
WPP PLC, ST HELIER	WPP.L	G9787N102	6/9/2015	TO RE-APPOINT THE AUDITORS AND AUTHORISE THE DIRECTORS TO DETERMINE THEIR REMUNERATION	Issuer	No		For
WPP PLC, ST HELIER	WPP.L	G9787N102	6/9/2015	TO AUTHORISE THE DIRECTORS TO ALLOT RELEVANT SECURITIES	Issuer	No		For
WPP PLC, ST HELIER	WPP.L	G9787N102	6/9/2015	TO APPROVE THE 2015 SHARE OPTION PLAN	Issuer	No		For
WPP PLC, ST HELIER	WPP.L	G9787N102	6/9/2015	TO AUTHORISE THE COMPANY TO PURCHASE ITS OWN SHARES	Issuer	No		For
WPP PLC, ST HELIER	WPP.L	G9787N102	6/9/2015	TO AUTHORISE THE DISAPPLICATION OF PRE-EMPTION RIGHTS	Issuer	No		For
BOC HONG KONG (HOLDINGS) LTD, HONG KONG	2388.HK	Y0920U103	6/16/2015	TO RECEIVE AND CONSIDER THE AUDITED STATEMENT OF ACCOUNTS AND THE REPORTS OF DIRECTORS AND OF THE AUDITOR OF THE COMPANY FOR THE YEAR ENDED 31 DECEMBER 2014	Issuer	No		For
BOC HONG KONG (HOLDINGS) LTD, HONG KONG	2388.HK	Y0920U103	6/16/2015	TO DECLARE A FINAL DIVIDEND OF HKD 0.575 PER SHARE FOR THE YEAR ENDED 31 DECEMBER 2014	Issuer	No		For
BOC HONG KONG (HOLDINGS) LTD, HONG KONG	2388.HK	Y0920U103	6/16/2015	TO RE-ELECT MR. CHEN SIQING AS A DIRECTOR OF THE COMPANY	Issuer	No		For
BOC HONG KONG (HOLDINGS) LTD, HONG KONG	2388.HK	Y0920U103	6/16/2015	TO RE-ELECT MR. KOH BENG SENG AS A DIRECTOR OF THE COMPANY	Issuer	No		For
BOC HONG KONG (HOLDINGS) LTD, HONG KONG	2388.HK	Y0920U103	6/16/2015	TO RE-ELECT MR. TUNG SAVIO WAI-HOK AS A DIRECTOR OF THE COMPANY	Issuer	No		For
BOC HONG KONG (HOLDINGS) LTD, HONG KONG	2388.HK	Y0920U103	6/16/2015	TO RE-ELECT MDM. CHENG EVA AS A DIRECTOR OF THE COMPANY	Issuer	No		For
BOC HONG KONG (HOLDINGS) LTD, HONG KONG	2388.HK	Y0920U103	6/16/2015	TO RE-ELECT MR. LI JIUZHONG AS A DIRECTOR OF THE COMPANY	Issuer	No		For
BOC HONG KONG (HOLDINGS) LTD, HONG KONG	2388.HK	Y0920U103	6/16/2015	TO RE-APPOINT ERNST & YOUNG AS AUDITOR OF THE COMPANY AND AUTHORISE THE BOARD OF DIRECTORS OR A DULY AUTHORISED COMMITTEE OF THE BOARD TO DETERMINE THE REMUNERATION OF THE AUDITOR	Issuer	No		For
BOC HONG KONG (HOLDINGS) LTD, HONG KONG	2388.HK	Y0920U103	6/16/2015	TO GRANT A GENERAL MANDATE TO THE BOARD OF DIRECTORS TO ALLOT, ISSUE AND DEAL WITH ADDITIONAL SHARES IN THE COMPANY, NOT EXCEEDING 20% OR, IN THE CASE OF ISSUE OF SHARES SOLELY FOR CASH AND UNRELATED TO ANY ASSET ACQUISITION, NOT EXCEEDING 5% OF THE TOTAL NUMBER OF SHARES OF THE COMPANY IN ISSUE AS AT THE DATE OF PASSING THIS RESOLUTION	Issuer	No		For
BOC HONG KONG (HOLDINGS) LTD, HONG KONG	2388.HK	Y0920U103	6/16/2015	TO GRANT A GENERAL MANDATE TO THE BOARD OF DIRECTORS TO BUY BACK SHARES IN THE COMPANY, NOT EXCEEDING 10% OF THE TOTAL NUMBER OF SHARES OF THE COMPANY IN ISSUE AS AT THE DATE OF PASSING THIS RESOLUTION	Issuer	No		For
BOC HONG KONG (HOLDINGS) LTD, HONG KONG	2388.HK	Y0920U103	6/16/2015	CONDITIONAL ON THE PASSING OF RESOLUTIONS 5 AND 6, TO EXTEND THE GENERAL MANDATE GRANTED BY RESOLUTION 5 BY ADDING THERETO OF THE TOTAL NUMBER OF SHARES OF THE COMPANY BOUGHT BACK UNDER THE GENERAL MANDATE GRANTED PURSUANT TO RESOLUTION 6	Issuer	No		For
DIRECT LINE INSURANCE GROUP PLC, BROMLEY	DLGD.L	084267449	6/29/2015	TO APPROVE THE SHARE CONSOLIDATION	Issuer	Yes	For	For
DIRECT LINE INSURANCE GROUP PLC, BROMLEY	DLGD.L	084267449	6/29/2015	TO APPROVE THE DIRECTORS' AUTHORITY TO ALLOT NEW SHARES	Issuer	Yes	For	For
DIRECT LINE INSURANCE GROUP PLC, BROMLEY	DLGD.L	084267449	6/29/2015	TO APPROVE THE DIRECTORS' POWER TO DISAPPLY PRE-EMPTION RIGHTS	Issuer	Yes	For	For
DIRECT LINE INSURANCE GROUP PLC, BROMLEY	DLGD.L	084267449	6/29/2015	TO APPROVE THE COMPANY'S AUTHORITY TO PURCHASE ITS OWN SHARES	Issuer	Yes	For	For

TrimTabs U.S. Free-Cash-Flow ETF

Proxy Voting Record

For Period July 1, 2014 to June 30, 2015

A Proxy Voting Record is not included for the TrimTabs U.S. Free-Cash-Flow ETF because it was not operational during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant       TrimTabs ETF Trust

By (Signature and Title)*           /s/ Charles Biderman

Charles Biderman, President

(Principal Executive Officer)

Date August 5, 2015

*Print the name and title of each signing officer under his or her signature.